Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Schedule Of Future Minimum Lease Payments

2013	$4,020
2014	2,269
2015	866
2016	219
Total payments	7,374
Imputed interest	(351)
Present value of future payments	$7,023

Schedule Of Future Minimum Annual Rental Commitments

2013	$936
2014	687
2015	439
2016	114
2017	47
Thereafter	15
Total	$2,238